Income Taxes (Detail) - Schedule Of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Net Operating Losses	$ 4,074,383	$ 3,331,573
Stock based compensation	859,192	634,428
Other deferrals	$ 52,899	9,068
Asset impairment		32,524
us-gaap:DeferredTaxAssetsGross	$ 4,986,475	4,002,971
Deferred Tax liabilities
Property, Plant & Equipment	(59,022)	(78,362)
Intangible assets	(354,507)	(361,479)
Net deferred tax assets	4,572,946	3,563,130
Less valuation allowance	$ (4,572,946)	$ (3,563,130)
Deferred tax asset - net valuation allowance